LEASE (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Supplemental balance sheet information
Right-of-use assets	$ 683	$ 1,519
Lease liabilities - current	1,002	902
Lease liabilities - non-current	3	535
Total lease liabilities	$ 1,005	$ 1,437
weighted average remaining lease terms and discount rates
Weighted average remaining lease term (years)	9 months 7 days
Weighted average discount rate	7.50%